Pender Real Estate Credit Fund

Consolidated Schedule of Investments

September 30, 2025 - (Unaudited)

	Spread	Coupon Rate (%)	Maturity Date	Original Acquisition Date	Principal Amount	Cost(1)	Fair Value
Private Debt - 112.4(2),(3)
Directly Originated Loans - 112.4%
Senior Mortgage Loans - 112.4%
Assisted Living - 2.4%
2601 Tandy ABL I Holdings, LLC⁽⁴⁾	N/A	0.00	2/1/2026	4/1/2023	$11,950,000	$12,028,911	$10,833,911

BTR - 1.1%
Magnolia TH, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 3.88%	8.25	5/1/2026	4/24/2025	28,000,000	4,889,780	4,959,780

Gas/Service Station - 1.2%
Trilogy Holdings, LLC Fuels⁽⁴⁾⁽⁵⁾	SOFR1M + 6.91%	11.75	12/1/2025	10/28/2024	7,000,000	5,478,246	5,495,746

Hospitality - 0.8%
2422 Ridgeway ABL I Holdings, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 6.69%	12.00	8/1/2026	5/1/2022	1,958,315	1,790,269	1,778,763
Wattsburg Hospitality, LLC⁽⁵⁾	TBILL1M + 4.20%	9.00	4/1/2026	3/29/2023	1,950,000	1,950,000	1,954,875
						3,740,269	3,733,638
Industrial - 8.9%
2528 Hondo Ave., LLC⁽⁵⁾	SOFR1M + 4.42%	9.75	9/1/2026	8/30/2024	6,000,000	6,050,674	6,065,674
Farm to Market Industries, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 4.47%	8.25	6/1/2026	5/30/2025	30,500,000	23,747,330	23,793,080
Finn Equipment Leasing, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 4.46%	8.79	2/1/2026	1/28/2025	12,000,000	10,764,246	10,794,246
						40,562,250	40,653,000
Mixed Use - 4.1%
1810 Chestnut Street Development, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 8.17%	9.25	3/1/2026	8/2/2022	11,350,000	11,243,010	11,356,510
The Elms MT, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 7.43%	12.74	5/1/2026	4/29/2024	7,960,000	7,516,776	7,496,876
						18,759,786	18,853,386
Multifamily - 72.2%
2201 SW NYE, LLC⁽⁵⁾	SOFR1M + 4.48%	8.81	2/1/2026	1/10/2025	3,375,000	3,375,000	3,383,438
Atlanta 330, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 2.90%	8.25	9/1/2026	8/13/2024	35,450,000	32,262,652	32,351,277
Brazos Lauradale, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 3.84%	8.25	10/1/2026	9/19/2025	13,750,000	12,768,741	12,768,741
Brazos Thread Owner 1, LLC⁽⁴⁾	N/A	8.00	11/1/2025	6/14/2023	11,075,000	10,830,714	10,858,402
Brazos Thread Owner 2, LLC⁽⁴⁾	N/A	8.00	11/1/2025	6/14/2023	10,250,000	10,249,895	10,275,520
Brazos Thread Owner 3, LLC⁽⁴⁾	N/A	8.00	11/1/2025	6/14/2023	20,200,000	20,038,667	20,089,167
FC Armature, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 3.37%	7.25	10/1/2026	9/17/2025	13,500,000	10,369,631	10,369,631
Grandview Apartments 1002, LLC⁽⁵⁾	TBILL1M + 3.50%	9.25	3/1/2026	2/27/2023	5,800,000	5,793,852	5,808,352
KSA GP, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 4.72%	9.00	7/1/2026	5/4/2022	2,568,341	2,370,639	2,454,218
Lakeview 28, LLC⁽⁵⁾	SOFR1M + 3.43%	8.75	9/1/2026	8/29/2024	2,800,000	2,828,000	2,835,000
Lebanon 10, LLC⁽⁵⁾	SOFR1M + 2.38%	7.25	4/1/2026	3/31/2023	2,346,896	2,397,896	2,403,763
LNX Uptown, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 2.94%	8.25	6/1/2026	5/24/2024	25,840,000	21,058,635	21,123,235
MF Opp Fund I, LLC⁽⁴⁾	N/A	10.00	7/1/2026	6/14/2023	41,000,000	37,968,956	38,071,456
Midwest 288, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 5.44%	10.75	10/1/2025	9/23/2024	15,300,000	12,703,405	12,741,655
NPA AP, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 4.41%	8.75	4/1/2026	4/1/2025	3,280,000	3,166,048	3,174,248
PDGL Trust, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 4.44%	7.50	6/1/2026	5/23/2024	4,000,000	3,951,552	3,961,552
Prosper GP LP, LLC⁽⁴⁾	N/A	8.00	9/1/2026	9/15/2023	26,200,000	24,873,885	24,939,385
Riverbend PEGP, LLC⁽⁴⁾	N/A	5.00	2/1/2026	10/6/2023	19,430,000	19,090,653	19,139,228
Rose Lane Apartments⁽⁵⁾	SOFR1M + 4.46%	8.79	2/1/2026	1/24/2025	3,000,000	3,000,000	3,007,500
Sandman 4 Apartments, LLC⁽⁵⁾	SOFR1M + 3.93%	9.25	12/1/2025	11/16/2023	1,040,000	1,040,000	1,042,600
Wagner RE, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 4.41%	9.75	9/1/2026	8/13/2024	12,500,000	11,424,561	11,455,811
WAM Harvey, LLC⁽⁴⁾	N/A	9.00	11/1/2025	3/12/2024	24,600,000	24,462,383	24,523,883
Warrior Fund I, LLC⁽⁴⁾	N/A	8.75	1/1/2026	2/1/2024	39,600,000	38,535,870	38,793,270
Wesley GP, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 4.00%	6.00	12/1/2025	5/31/2022	8,725,000	8,449,875	8,694,463
Yakima 28, LLC⁽⁵⁾	TBILL1M + 3.93%	8.74	12/1/2025	11/29/2022	6,122,000	6,152,450	6,137,305
						329,163,960	330,403,100
Multifamily Development - 7.2%
Lumberton MFD, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 4.38%	8.75	5/1/2026	4/30/2025	19,600,000	13,803,885	13,852,885
MavDevMan P1, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 3.93%	8.25	6/1/2028	5/28/2025	45,000,000	19,054,649	19,167,149
						32,858,534	33,020,034
Office - 10.0%
CP NJ Short Hills Pender, LLC	N/A	12.00	2/2/2026	2/2/2024	36,300,000	36,300,000	36,390,750
Five Seven Five One Holdings LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 5.35%	9.75	8/1/2026	7/17/2025	11,000,000	9,017,795	9,017,795
						45,317,795	45,408,545
Retail - 0.9%
Lumberton Retail I, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 3.88%	8.25	5/1/2026	4/30/2025	4,800,000	4,109,189	4,116,389

Storage - 3.6%
DT Dev Phase 2, LLC⁽⁴⁾⁽⁵⁾	TBILL1M + 3.43%	7.75	6/1/2028	5/28/2025	13,500,000	11,613,239	11,646,989
MBRV I, LLC & MBRV II, LLC⁽⁴⁾⁽⁵⁾	SOFR1M + 3.41%	8.75	10/1/2025	9/10/2024	5,100,000	5,039,739	5,052,489
						16,652,978	16,699,478
Total Senior Mortgage Loans						513,561,698	514,177,007
Others - 0.0%
Retail - 0.0%
David Streeter⁽⁶⁾	N/A	6.00	7/1/2026	5/21/2021	17,980	17,495	17,539
Total Others						17,495	17,539

Total Private Debt						513,579,193	514,194,546

Real Estate Owned - 0.8% (7)
Mixed Use - 0.8%
Theos Fedro Holdings, LLC	N/A	N/A	N/A	N/A	N/A	3,600,000	3,600,000
Total Real Estate Owned						3,600,000	3,600,000

Total Investments (Cost $517,179,193) - 113.2%							$517,794,546
Liabilites less other assets - (13.2)%							(60,509,986)
Net Assets - 100.0%							$457,284,560

LLC - Limited Liability Company

TBILL1M - One month term U.S. Treasury Bill

SOFR1M - One month term Secured Overnight Financing Rate

⁽¹⁾	Cost is equal to carrying value of the loan which includes the current outstanding balance plus minus any deferred fees or cost.
⁽²⁾	All Private Debt investments are restricted securities. The total value of these securities is $514,194,546, which represents 112.4% of total net assets of the Fund.
⁽³⁾	All Private Debt investments are Level 3 securities fair valued using significant unobservable inputs.
⁽⁴⁾	A portion of this holding is subject to unfunded commitments.
⁽⁵⁾	Floating rate security.
⁽⁶⁾	David Streeter is an individual loan receivable from past litigation settlement between Mr. Streeter and the Predecessor Fund.
⁽⁷⁾	All Real Estate Owned investments are Level 3 holdings fair valued using significant unobservable inputs.